Cover	May 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2025
Entity File Number	333-127953
Entity Registrant Name	SolarWindow Technologies, Inc.
Entity Central Index Key	0001071840
Entity Tax Identification Number	59-3509694
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9375 E. Shea Blvd.
Entity Address, Address Line Two	Suite 107-B
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	(800)
Local Phone Number	213-0689
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false